FAIR VALUE MEASUREMENTS - Changes in the earn-out, Level 3 (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Payment of Earn-out liability				$ (2,470)	$ (2,470)
Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	$ 7,544	$ 7,075	$ 7,075	$ 5,900	5,900
Earn-out Liability						$ 5,900
Business combinations					4,115
Payment of Earn-out liability					(2,470)
Revaluations included in earnings	4,616	469	5,085		(470)
Balance at the end of the period	$ 12,160	$ 7,544	$ 12,160		$ 7,075